Document and Entity Information	0 Months Ended
Jan. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2014
Registrant Name	MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Central Index Key	0000356409
Amendment Flag	false
Document Creation Date	May 27, 2014
Document Effective Date	May 30, 2014
Prospectus Date	May 30, 2014
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST | MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Risk/Return:
Trading Symbol	DWGXX